                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05400

                     Morgan Stanley Government Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                 10020
    (Address of principal executive offices)                  (Zip code)

                               Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: September 30, 2005


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Government Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE TRUST IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND, THEREFORE, THE VALUE OF THE TRUST'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

FUND REPORT

For the year ended September 30, 2005

MARKET CONDITIONS


Throughout the reporting period, the Federal Open Market Committee (the Fed) continued the rate tightening cycle it had begun in June of 2004. The Fed raised the federal funds target rate eight times during the 12-month period, with each increase reflecting the same "measured pace" of 25 basis point increments. As the result of these moves, the target rate stood at 3.75 percent at the close of the period.

Despite the Fed's steady course, most U.S. Treasury yields see-sawed throughout the period. For example, in response to concerns that Hurricane Katrina and soaring energy costs would slow the pace of economic growth, yields across the curve dipped at the end of August and into September. Yields soon resumed their upward course, however, boosted by indications that the hurricane's impact on long-term growth was not as severe as had been speculated. For the period overall, the yield curve flattened with the yields of short- and intermediate-term Treasuries rising as those of long-term Treasuries declined.

As the end of the period approached, it was apparent that the full effects of the Fed's actions had not yet been carried through to all sectors of the economy. Comments from the Fed revealed its belief that the prevailing rate was still well below its equilibrium and that monetary policy would need to provide ongoing support for economic activity.

Among government-related issues, the agency sector posted the lowest returns, while rising rates in the short and intermediate portions of the curve supported the stronger performance of the Treasury sector. That said, a relative lack of yield hindered the appeal of Treasuries and caused them to lag other non-government sectors of the bond market. Although posting negative returns during the final quarter of the reporting period, the mortgage sector performed well over the 12-month period. Higher-coupon and longer-dated mortgage-backed issues led, largely due to their relatively higher yields.

PERFORMANCE ANALYSIS

For the 12-month period ended September 30, 2005, the net asset value (NAV) of Morgan Stanley Government Income Trust (GVT) decreased from $9.85 to $9.78 per share. Based on this decrease plus the reinvestment of dividends totaling $0.42 per share, the Trust's total NAV return was 4.05 percent. GVT's value on the New York Stock Exchange (NYSE) decreased from $8.97 to $8.87 per share during the same period. Based on this decrease plus the reinvestment of dividends, GVT's total market return was 3.63 percent. GVT's share price was trading at a 9.3 percent discount to its NAV on September 30, 2005. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2005 declared in September remained unchanged at $0.035 per share to reflect the Trust's current and projected earnings level.

During the period, the Trust's mortgage position enhanced performance. In particular, an emphasis on higher-coupon, slow-prepaying mortgage issues turned out to be advantageous as rates rose throughout most of the period. Compared with lower-coupon, faster pre-paying mortgages, in our opinion, these types of mortgages tend to be less sensitive to rising interest rates.

We limited the Trust's overall interest rate exposure throughout the period, a posture which produced mixed results. Our stance detracted from performance when the market rallied (for example, earlier in the period), but was more beneficial when interest rates rose across the short and intermediate portions of the curve.
----------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost.
There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Trust in the future.

   PORTFOLIO COMPOSITION*
   U.S. Government Obligations                         36.8%
   U.S. Government Agencies -- Mortgage-Backed         26.0
   Short-Term Investments                              17.2
   U.S. Government Agencies -- Bonds & Notes           15.9
   U.S. Government Agencies -- CMOs                     4.1

   LONG-TERM CREDIT ANALYSIS
   AAA                                                100.0%

* Does not include outstanding long futures contracts with an underlying face amount of $10,332,657 with unrealized depreciation of $140,086 and short futures contracts with an underlying face amount of $74,849,438 with unrealized appreciation of $732,191.

Data as of September 30, 2005. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments and all percentages for total long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE TRUST'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO TRUST SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE 800-869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Trust's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Trust. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Trust. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the Trust's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Trust's performance was lower than its performance peer group average for all three periods. The Board considered that the gap between the Trust's performance and the average of its performance peer group has steadily narrowed from the five- to the three- to the one-year period. The Board concluded that the Trust's performance was improving and could reasonably be expected to continue to improve relative to its performance peer group.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Trust under the Management Agreement and total expense ratio of the Trust. The Board noted that: (i) the Trust's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers, with investment strategies comparable to those of the Trust, as shown in the Lipper Report for the Trust; and (ii) the Trust's total expense ratio was also lower than the average total expense ratio of the funds included in the Trust's expense peer group. The Board concluded that the Trust's management fee and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Trust's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Trust is closed-end and is not a growth fund and, therefore, that the Trust's assets are not likely to grow with new sales or grow significantly as a result of capital appreciation. The Board concluded that economies of scale for this Trust were not a factor that needed to be considered.

PROFITABILITY OF ADVISER AND AFFILIATES


The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Trust and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Trust.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Trust and the Fund Complex, such as "float" benefits derived from handling of checks for purchases and sales of Trust shares through a broker-dealer affiliate of the Adviser. The Board considered the float benefits and concluded that they were relatively small.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Trust ("soft dollars"). The Board noted that the Trust invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE PORTFOLIO'S
NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE TRUST AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Trust and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Trust's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Trust to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Trust's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Trust's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Trust and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Government Income Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005

PRINCIPAL                           DESCRIPTION
AMOUNT IN                               AND                               COUPON
THOUSANDS                          MATURITY DATE                           RATE        VALUE
------------------------------------------------------------------------------------------------
            U.S. Government Obligations (41.7%)
            U.S. Treasury Bonds
 $ 5,000    02/15/29....................................................   5.25%   $  5,452,150
     500    08/15/27....................................................   6.375        619,766
   6,300    02/15/25....................................................   7.625      8,699,172
  27,200    08/15/21....................................................   8.125     37,941,878
   7,840    02/15/20....................................................   8.50      11,073,083
   7,240    08/15/20....................................................   8.75      10,480,754
            U.S. Treasury Notes
  15,000    05/15/07....................................................   3.125     14,758,605
   3,500    11/15/06....................................................   3.50       3,476,897
  15,000    02/15/13....................................................   3.875     14,618,565
   6,335    08/15/13....................................................   4.25       6,315,209
   8,000    05/15/14....................................................   4.75       8,244,376
   4,000    08/15/11....................................................   5.00       4,157,660
            U.S. Treasury Strips
  20,800    02/15/25 - 02/15/27.........................................   0.00       8,275,599
                                                                                   ------------
            Total U.S. Government Obligations (Cost $127,532,441)...............    134,113,714
                                                                                   ------------
            U.S. Government Agencies - Mortgage-Backed Securities (29.5%)
            Federal Home Loan Mortgage Corp. (5.1%)
   8,100    12/01/08 - 05/01/20.........................................   5.50       8,231,643
   1,350    *...........................................................   6.00       1,373,625
     708    07/01/28 - 02/01/33.........................................   6.50         729,496
     600    *...........................................................   7.00         627,000
   2,755    10/01/26 - 05/01/33.........................................   7.50       2,922,210
     403    11/01/23 - 02/01/31.........................................   8.00         430,414
     618    01/01/19 - 02/01/19.........................................   9.50         678,954
     727    10/01/09 - 08/01/20.........................................  10.00         809,217
     411    08/01/14 - 05/01/19.........................................  10.50         462,388
                                                                                   ------------
                                                                                     16,264,947
                                                                                   ------------
            Federal Home Loan Mortgage Corp. ARM (0.8%)
     855    07/01/34....................................................   3.564        836,218
   1,833    08/01/34....................................................   4.173      1,832,225
                                                                                   ------------
                                                                                      2,668,443
                                                                                   ------------
            Federal National Mortgage Assoc. (18.3%)
   3,500    *...........................................................   4.50       3,337,031
   3,650    *...........................................................   5.50       3,648,859
   5,200    *...........................................................   6.00       5,287,750
  12,564    06/01/29 - 07/01/34.........................................   6.50      12,947,807
  23,750    *...........................................................   7.00      24,863,281

                       See Notes to Financial Statements
 8

Morgan Stanley Government Income Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 continued

PRINCIPAL                           DESCRIPTION
AMOUNT IN                               AND                               COUPON
THOUSANDS                          MATURITY DATE                           RATE        VALUE
------------------------------------------------------------------------------------------------
 $   808    10/01/13 - 06/01/32.........................................   7.00%   $    846,263
     250    *...........................................................   7.50         264,609
   3,472    01/01/22 - 05/01/32.........................................   7.50       3,679,493
   2,987    12/01/21 - 02/01/32.........................................   8.00       3,196,526
     389    08/01/17 - 06/01/25.........................................   8.50         423,703
      39    04/01/15 - 03/01/21.........................................   9.00          41,726
      99    06/01/18 - 01/01/21.........................................   9.50         109,492
                                                                                   ------------
                                                                                     58,646,540
                                                                                   ------------
            Federal National Mortgage Assoc. ARM (2.9%)
     882    07/01/34....................................................   3.63         876,082
   1,967    07/01/33 (WI)...............................................   4.04       1,973,607
   1,155    09/01/34....................................................   4.113      1,148,401
   1,162    10/01/34....................................................   4.177      1,170,026
   1,137    10/01/34....................................................   4.282      1,125,608
   2,996    02/01/34 (WI)...............................................   4.328      2,970,112
                                                                                   ------------
                                                                                      9,263,836
                                                                                   ------------
            Government National Mortgage Assoc. (2.1%)
   1,929    03/15/26 - 03/15/29.........................................   6.00       1,979,199
     777    06/15/28 - 08/15/29.........................................   6.50         810,039
     644    12/15/22 - 10/15/29.........................................   7.50         686,084
     952    06/15/16 - 01/15/30.........................................   8.00       1,019,989
   1,641    04/15/21 - 11/15/24.........................................   8.50       1,805,570
     482    04/15/17 - 02/15/25.........................................   9.00         530,417
      44    12/15/19 - 08/15/20.........................................   9.50          48,941
                                                                                   ------------
                                                                                      6,880,239
                                                                                   ------------
            Government National Mortgage Assoc. II (0.3%)
     970    03/20/26 - 05/20/29.........................................   6.50       1,006,392
      69    11/20/29....................................................   7.50          73,368
                                                                                   ------------
                                                                                      1,079,760
                                                                                   ------------
            Total U.S. Government Agencies - Mortgage-Backed Securities (Cost
            $94,217,849)........................................................     94,803,765
                                                                                   ------------
            U.S. Government Agencies - Bonds & Notes (18.1%)
            Federal Home Loan Bank
  10,400    04/15/09....................................................   3.00       9,910,462
            Federal Home Loan Mortgage Corp.
  34,300    08/15/06....................................................   2.75      33,847,275
   7,550    09/15/09....................................................   6.625      8,129,402
            Federal National Mortgage Assoc.
   1,350    06/15/10....................................................   7.125      1,497,168
   1,550    01/15/10....................................................   7.25       1,713,731

                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 continued

PRINCIPAL                           DESCRIPTION
AMOUNT IN                               AND                               COUPON
THOUSANDS                          MATURITY DATE                           RATE        VALUE
------------------------------------------------------------------------------------------------
            Tennessee Valley Authority
 $ 2,235    05/01/30....................................................   7.125%  $  2,939,311
                                                                                   ------------
            Total U.S. Government Agencies - Bonds & Notes (Cost $58,401,954)...     58,037,349
                                                                                   ------------
            U.S. Government Agencies - Collateralized Mortgage Obligations
            (4.6%)
            Federal Home Loan Mortgage Corp.
   1,988    2778 FV 03/15/34............................................  4.368+      2,016,873
   1,224    2547 HA 08/15/12............................................   5.00       1,224,890
   2,217    Whole Loan 2005 - S0001 2A2 09/25/45........................  3.98 +      2,217,021
            Federal National Mortgage Assoc.
   2,391    2002 - 77 FH 12/18/32.......................................  4.189+      2,407,401
   3,333    Grantor Trust 2004 - T5 A11 05/28/35........................  3.954+      3,343,484
   1,283    Grantor Trust 2004 - T5 A13 05/28/35........................  3.963+      1,287,459
   2,259    Whole Loan 2005 - W2 A1 05/25/35............................  4.03 +      2,259,863
                                                                                   ------------
            Total U.S. Government Agencies - Collateralized Mortgage Obligations
              (Cost $14,748,822)................................................     14,756,991
                                                                                   ------------
            Short-Term Investments (19.4%)
            U.S. Government Obligation (a) (0.2%)
     800    U.S. Treasury Bill 01/12/06**
              (Cost $792,332)...........................................   3.35         792,481
                                                                                   ------------
            Repurchase Agreement (19.2%)
  61,719    Joint repurchase agreement account due 10/03/05 (dated
              09/30/05; proceeds $61,725,558) (b) (Cost $61,719,000)....   3.825     61,719,000
                                                                                   ------------
            Total Short-Term Investments (Cost $62,511,332).....................     62,511,481
                                                                                   ------------

            Total Investments (Cost $357,412,398) (c)(d).........................   113.3%   364,223,300

            Liabilities in Excess of Other Assets................................  (13.3)    (42,749,814)
                                                                                    -----   ------------
            Net Assets...........................................................   100.0%  $321,473,486
                                                                                    =====   ============

                       See Notes to Financial Statements
 10

Morgan Stanley Government Income Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 continued

---------------------

    ARM  Adjustable Rate Mortgage.
    WI   Security purchased on a when issued basis.
    *    Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date;
         the actual principal amount and maturity date will be
         determined upon settlement.
    **   A portion of this security has been physically segregated in connection with open futures contracts in the amount equal to $241,900.
    +    Floating rate security, rate shown is the rate in effect at
         September 30, 2005.
    (a)  Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market
         equivalent yield.
    (b)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (c)  Securities have been designated as collateral in an amount equal to $130,688,784 in connection with securities
         purchased on a forward commitment basis, when issued
         securities and open futures contracts.
    (d)  The aggregate cost for federal income tax purposes is
         $364,931,550. The aggregate gross unrealized appreciation is
         $1,301,300 and the aggregate gross unrealized depreciation is $2,009,550, resulting in net unrealized depreciation of
         $708,250.

FUTURES CONTRACTS OPEN AT SEPTEMBER 30, 2005:

                              DESCRIPTION,        UNDERLYING      UNREALIZED
NUMBER OF                    DELIVERY MONTH      FACE AMOUNT     APPRECIATION
CONTRACTS   LONG/SHORT          AND YEAR           AT VALUE     (DEPRECIATION)
------------------------------------------------------------------------------
    94         Long       U.S. Treasury Notes
                         10 Year, December 2005  $10,332,657      $(140,086)
   250         Short      U.S. Treasury Notes
                         5 Year, December 2005   (26,714,845)       310,579
   186         Short      U.S. Treasury Notes
                         2 Year, December 2005   (38,295,655)       212,056
    86         Short      U.S. Treasury Bonds
                         20 Year, December 2005   (9,838,938)       209,556
                                                                  ---------
            Net unrealized appreciation......................     $ 592,105
                                                                  =========

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2005

Assets:
Investments in securities, at value
  (cost $357,412,398) (including a
  repurchase agreement of
  $61,719,000)......................  $364,223,300
Cash................................        16,440
Receivable for:
    Interest........................     1,872,967
    Investments sold................       838,867
    Principal paydowns..............       228,975
    Variation margin................       104,596
Prepaid expenses and other assets...        17,193
                                      ------------
    Total Assets....................   367,302,338
                                      ------------
Liabilities:
Payable for:
    Investments purchased...........    45,379,896
    Investment advisory fee.........       161,839
    Shares of beneficial interest
      repurchased...................        89,506
    Transfer agent fee..............        32,430
    Administration fee..............        24,899
Accrued expenses and other
  payables..........................       140,282
                                      ------------
    Total Liabilities...............    45,828,852
                                      ------------
    Net Assets......................  $321,473,486
                                      ============
Composition of Net Assets:
Paid-in-capital.....................  $324,348,025
Net unrealized appreciation.........     7,403,007
Dividends in excess of net
  investment income.................    (1,472,753)
Accumulated net realized loss.......    (8,804,793)
                                      ------------
    Net Assets......................  $321,473,486
                                      ============
Net Asset Value Per Share,
32,874,856 shares outstanding
(unlimited shares authorized of $.01
par value)..........................         $9.78
                                      ============

Statement of Operations
For the year ended September 30, 2005

Net Investment Income:
Interest Income......................  $13,567,563
                                       -----------
Expenses
Investment advisory fee..............    1,733,042
Administration fee...................      240,334
Transfer agent fees and expenses.....      141,787
Custodian fees.......................       79,947
Professional fees....................       74,568
Shareholder reports and notices......       36,316
Registration fees....................       19,712
Trustees' fees and expenses..........       11,488
Other................................       35,986
                                       -----------
    Total Expenses...................    2,373,180
                                       -----------
    Net Investment Income............   11,194,383
                                       -----------
Net Realized and Unrealized Gain
(Loss):
Net Realized Gain (Loss) on:
Investments..........................    2,083,349
Futures contracts....................     (571,654)
                                       -----------
    Net Realized Gain................    1,511,695
                                       -----------
Net Change in Unrealized
  Appreciation/Depreciation on:
Investments..........................   (3,079,950)
Futures contracts....................    1,171,681
                                       -----------
    Net Depreciation.................   (1,908,269)
                                       -----------
    Net Loss.........................     (396,574)
                                       -----------
Net Increase.........................  $10,797,809
                                       ===========

12
                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE YEAR         FOR THE YEAR
                                                                    ENDED                ENDED
                                                              SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
                                                              ------------------   ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................     $ 11,194,383         $ 10,160,686
Net realized gain...........................................        1,511,695            1,405,889
Net change in unrealized appreciation/depreciation..........       (1,908,269)          (1,766,362)
                                                                 ------------         ------------
    Net Increase............................................       10,797,809            9,800,213
                                                                 ------------         ------------
Dividends and Distributions to Shareholders from:
Net investment income.......................................      (13,457,225)         (14,016,707)
Net realized gain...........................................         (589,000)            (826,058)
                                                                 ------------         ------------
    Total Dividends and Distributions.......................      (14,046,225)         (14,842,765)
                                                                 ------------         ------------

Decrease from transactions in shares of beneficial
  interest..................................................       (9,992,155)         (10,715,653)
                                                                 ------------         ------------

    Net Decrease............................................      (13,240,571)         (15,758,205)
Net Assets:
Beginning of period.........................................      334,714,057          350,472,262
                                                                 ------------         ------------
End of Period
(Including dividends in excess of net investment income of
$1,472,753 and $4,720,604, respectively)....................     $321,473,486         $334,714,057
                                                                 ============         ============

                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005

1. Organization and Accounting Policies

Morgan Stanley Government Income Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's primary investment objective is to provide as high a level of current income as is consistent with prudent investment and as a secondary objective, capital appreciation. The Trust commenced operations on February 29, 1988.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Trust's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Trust may also invest directly with institutions in repurchase agreements. The Trust's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon

Morgan Stanley Government Income Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 continued

entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Trust pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.52% to the net assets of the Trust determined as of the close of each business day.

Effective November 1, 2004 pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Trust pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Trust's daily net assets.

Prior to November 1, 2004, the Trust had retained the Investment Adviser to provide administrative services and to manage the investment of the Trust's assets pursuant to an investment management agreement pursuant to which the Trust paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Trust determined as of the close of each business day.

Morgan Stanley Government Income Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 continued

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended September 30, 2005 aggregated $443,653,819 and $509,435,811, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Trust's transfer agent.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended September 30, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,508. At September 30, 2005, the Trust had an accrued pension liability of $62,582 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, September 30, 2003.................................  35,196,074   $351,960    $344,703,873
Treasury shares purchased and retired (weighted average
  discount 8.93%)*..........................................  (1,202,600)   (12,026)    (10,703,627)
                                                              ----------   --------    ------------
Balance, September 30, 2004.................................  33,993,474    339,934     334,000,246
Treasury shares purchased and retired (weighted average
  discount 8.965%)*.........................................  (1,118,618)   (11,186)     (9,980,969)
                                                              ----------   --------    ------------
Balance, September 30, 2005.................................  32,874,856   $328,748    $324,019,277
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

Morgan Stanley Government Income Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 continued

5. Dividends

On September 27, 2005, the Trust declared the following dividends from net investment income:

 AMOUNT          RECORD            PAYABLE
PER SHARE         DATE              DATE
---------   ----------------  -----------------
0$.035..    October 7, 2005   October 21, 2005
0$.035..    November 4, 2005  November 18, 2005
0$.035..    December 9, 2005  December 23, 2005

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                                 FOR THE YEAR         FOR THE YEAR
                                                                    ENDED                ENDED
                                                              SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
                                                              ------------------   ------------------

Ordinary income.............................................     $14,046,225          $14,016,707
Long-term capital gains.....................................        --                    826,058
                                                                 -----------          -----------
Total distributions.........................................     $14,046,225          $14,842,765
                                                                 -----------          -----------

Morgan Stanley Government Income Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 continued

As of September 30, 2005, the tax-basis components of accumulated losses were as follows:


Undistributed ordinary income...............................     $ 1,183,267
Undistributed long-term gains...............................        --
                                                                 -----------
Net accumulated earnings....................................       1,183,267
Capital loss carryforward*..................................        (883,796)
Post-October losses.........................................      (2,402,813)
Temporary differences.......................................         (62,947)
Net unrealized depreciation.................................        (708,250)
                                                                 -----------
Total accumulated losses....................................     $(2,874,539)
                                                                 ===========

---------------------

* As of September 30, 2005, the Trust had a net capital loss carryforward of $883,796 which will expire on September 30, 2013 to offset future capital gains to the extent provided by regulations.

As of September 30, 2005, the Trust had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Trust's next taxable year), book amortization of premiums on debt securities, mark-to-market of open futures contracts and deferred losses on straddles and permanent book/tax differences attributable to losses on paydowns and tax adjustments on debt securities sold by the Trust. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and dividends in excess of net investment income was credited $5,510,693.

7. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate risk, the Trust may purchase and sell interest rate futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Government Income Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                              FOR THE YEAR ENDED SEPTEMBER 30,
                                                            ---------------------------------------------------------------------
                                                              2005           2004           2003           2002           2001
                                                            ---------      ---------      ---------      ---------      ---------
Selected Per Share Data:

Net asset value, beginning of period......................     $9.85          $9.96         $10.09         $ 9.74          $9.18
                                                               -----          -----         ------         ------          -----

Income (loss) from investment operations:
    Net investment income*................................      0.33           0.29           0.30           0.26(1)        0.54
    Net realized and unrealized gain (loss)...............     (0.01)          0.00          (0.04)          0.55(1)        0.54
                                                               -----          -----         ------         ------          -----

Total income from investment operations...................      0.32           0.29           0.26           0.81           1.08
                                                               -----          -----         ------         ------          -----

Less dividends and distributions from:
    Net investment income.................................     (0.40)         (0.41)         (0.43)         (0.49)         (0.54)
    Net realized gain.....................................     (0.02)         (0.02)         --             --             --
                                                               -----          -----         ------         ------          -----

Total dividends and distributions.........................     (0.42)         (0.43)         (0.43)         (0.49)         (0.54)
                                                               -----          -----         ------         ------          -----

Anti-dilutive effect of acquiring treasury shares*........      0.03           0.03           0.04           0.03           0.02
                                                               -----          -----         ------         ------          -----

Net asset value, end of period............................     $9.78          $9.85         $ 9.96         $10.09          $9.74
                                                               =====          =====         ======         ======          =====

Market value, end of period...............................     $8.87          $8.97         $ 8.96         $ 9.29          $9.11
                                                               =====          =====         ======         ======          =====

Total Return+.............................................      3.63%          5.02%          1.13%          7.67%         17.44%

Ratios to Average Net Assets:
Expenses..................................................      0.72%          0.72%          0.71%          0.69%          0.71%

Net investment income.....................................      3.40%          2.98%          3.04%          2.71%(1)       5.75%

Supplemental Data:
Net assets, end of period, in thousands...................  $321,473       $334,714       $350,472       $372,840       $376,708

Portfolio turnover rate...................................       139%           258%           312%           122%           105%

---------------------------------------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1) Effective October 1, 2002, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended September 30, 2002 was to decrease net investment income and increase net realized and unrealized gain by $0.22; and decrease the ratio of net investment income to average net assets by 2.28%. The Financial
         Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley Government Income Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Government Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Government Income Trust (the "Trust"), including the portfolio of investments, as of September 30, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Government Income Trust as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
November 21, 2005

Morgan Stanley Government Income Trust
REVISED INVESTMENT POLICY (UNAUDITED)

The Trustees approved the following investment policies:

OPTIONS. The Trust may invest in options on underlying portfolio securities and currencies and may invest in put and call options with respect to foreign currencies. Options may be used to manage the interest rate sensitivity of the Trust's portfolio securities or to seek to protect against a decline in securities or currency prices or an increase in prices of securities or currencies that may be purchased. If the Trust invests in options, its participation in these markets would subject the Trust's portfolio to certain risks. The Investment Adviser's predictions of movements in the direction of the bond, currency or interest rate markets may be inaccurate, and the adverse consequences to the Trust (e.g., a reduction in the Trust's net asset value or a reduction in the amount of income available for distribution) may leave the Trust in a worse position than if these options strategies were not used. Other risks inherent in the use of options include, for example, the possible imperfect correlation between the price of options contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

Morgan Stanley Government Income Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Michael Bozic (64)                       Trustee      Since April     Private Investor; Director or        197
c/o Kramer Levin Naftalis & Frankel LLP               1994            Trustee of the Retail Funds
Counsel to the Independent Trustees                                   (since April 1994) and the
1177 Avenue of the Americas                                           Institutional Funds (since
New York, NY 10036                                                    July 2003); formerly Vice
                                                                      Chairman of Kmart Corporation
                                                                      (December 1998-October 2000),
                                                                      Chairman and Chief Executive
                                                                      Officer of Levitz Furniture
                                                                      Corporation (November
                                                                      1995-November 1998) and
                                                                      President and Chief Executive
                                                                      Officer of Hills Department
                                                                      Stores (May 1991-July 1995);
                                                                      formerly variously Chairman,
                                                                      Chief Executive Officer,
                                                                      President and Chief Operating
                                                                      Officer (1987-1991) of the
                                                                      Sears Merchandise Group of
                                                                      Sears, Roebuck & Co.


Edwin J. Garn (72)                       Trustee      Since January   Consultant; Director or              197
1031 N. Chartwell Court                               1993            Trustee of the Retail Funds
Salt Lake City, UT 84103                                              (since January 1993) and the
                                                                      Institutional Funds (since
                                                                      July 2003); member of the Utah
                                                                      Regional Advisory Board of
                                                                      Pacific Corp. (utility
                                                                      company); formerly Managing
                                                                      Director of Summit Ventures
                                                                      LLC (2000-2004) (lobbying and
                                                                      consulting firm); United
                                                                      States Senator (R-Utah)
                                                                      (1974-1992) and Chairman,
                                                                      Senate Banking Committee
                                                                      (1980-1986), Mayor of Salt
                                                                      Lake City, Utah (1971-1974),
                                                                      Astronaut, Space Shuttle
                                                                      Discovery (April 12-19, 1985),
                                                                      and Vice Chairman, Huntsman
                                                                      Corporation (chemical
                                                                      company).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Michael Bozic (64)                       Director of various business
c/o Kramer Levin Naftalis & Frankel LLP  organizations.
Counsel to the Independent Trustees
1177 Avenue of the Americas
New York, NY 10036

Edwin J. Garn (72)                       Director of Franklin Covey (time
1031 N. Chartwell Court                  management systems), BMW Bank of
Salt Lake City, UT 84103                 North America, Inc. (industrial
                                         loan corporation), Escrow Bank USA
                                         (industrial loan corporation);
                                         United Space Alliance (joint
                                         venture between Lockheed Martin and
                                         the Boeing Company) and Nuskin Asia
                                         Pacific (multilevel marketing);
                                         member of the board of various
                                         civic and charitable organizations.

Morgan Stanley Government Income Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------


Wayne E. Hedien (71)                     Trustee      Since           Retired; Director or Trustee         197
c/o Kramer Levin Naftalis & Frankel LLP               September 1997  of the Retail Funds (since
Counsel to the Independent Trustees                                   September 1997) and the
1177 Avenue of the Americas                                           Institutional Funds (since
New York, NY 10036                                                    July 2003); formerly
                                                                      associated with the Allstate
                                                                      Companies (1966-1994), most
                                                                      recently as Chairman of The
                                                                      Allstate Corporation (March
                                                                      1993-December 1994) and
                                                                      Chairman and Chief Executive
                                                                      Officer of its wholly-owned
                                                                      subsidiary, Allstate Insurance
                                                                      Company (July 1989-December
                                                                      1994).


Dr. Manuel H. Johnson (56)               Trustee      Since July      Senior Partner, Johnson Smick        197
c/o Johnson Smick Group, Inc.                         1991            International, Inc., a
888 16th Street, NW                                                   consulting firm; Chairman of
Suite 740                                                             the Audit Committee and
Washington, D.C. 20006                                                Director or Trustee of the
                                                                      Retail Funds (since July 1991)
                                                                      and the Institutional Funds
                                                                      (since July 2003); Co-
                                                                      Chairman and a founder of the
                                                                      Group of Seven Council (G7C),
                                                                      an international economic
                                                                      commission; formerly Vice
                                                                      Chairman of the Board of
                                                                      Governors of the Federal
                                                                      Reserve System and Assistant
                                                                      Secretary of the U.S.
                                                                      Treasury.


Joseph J. Kearns (63)                    Trustee      Since July      President, Kearns & Associates       198
c/o Kearns & Associates LLC                           2003            LLC (investment consulting);
PMB754                                                                Deputy Chairman of the Audit
23852 Pacific Coast Highway                                           Committee and Director or
Malibu, CA 90265                                                      Trustee of the Retail Funds
                                                                      (since July 2003) and the
                                                                      Institutional Funds (since
                                                                      August 1994); previously
                                                                      Chairman of the Audit
                                                                      Committee of the Institutional
                                                                      Funds (October 2001-July
                                                                      2003); formerly CFO of the J.
                                                                      Paul Getty Trust.


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------

Wayne E. Hedien (71)                     Director of The PMI Group Inc.
c/o Kramer Levin Naftalis & Frankel LLP  (private mortgage insurance);
Counsel to the Independent Trustees      Trustee and Vice Chairman of The
1177 Avenue of the Americas              Field Museum of Natural History;
New York, NY 10036                       director of various other business
                                         and charitable organizations.

Dr. Manuel H. Johnson (56)               Director of NVR, Inc. (home
c/o Johnson Smick Group, Inc.            construction); Director of KFX
888 16th Street, NW                      Energy; Director of RBS Greenwich
Suite 740                                Capital Holdings (financial holding
Washington, D.C. 20006                   company).

Joseph J. Kearns (63)                    Director of Electro Rent
c/o Kearns & Associates LLC              Corporation (equipment leasing),
PMB754                                   The Ford Family Foundation, and the
23852 Pacific Coast Highway              UCLA Foundation.
Malibu, CA 90265

Morgan Stanley Government Income Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------


Michael E. Nugent (69)                   Trustee      Since July      General Partner of Triumph           197
c/o Triumph Capital, L.P.                             1991            Capital, L.P., a private
445 Park Avenue                                                       investment partnership;
New York, NY 10022                                                    Chairman of the Insurance
                                                                      Committee and Director or
                                                                      Trustee of the Retail Funds
                                                                      (since July 1991) and the
                                                                      Institutional Funds (since
                                                                      July 2001); formerly Vice
                                                                      President, Bankers Trust
                                                                      Company and BT Capital
                                                                      Corporation (1984-1988).


Fergus Reid (73)                         Trustee      Since July      Chairman of Lumelite Plastics        198
c/o Lumelite Plastics Corporation                     2003            Corporation; Chairman of the
85 Charles Colman Blvd.                                               Governance Committee and
Pawling, NY 12564                                                     Director or Trustee of the
                                                                      Retail Funds (since July 2003)
                                                                      and the Institutional Funds
                                                                      (since June 1992).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------

Michael E. Nugent (69)                   None
c/o Triumph Capital, L.P.
445 Park Avenue
New York, NY 10022

Fergus Reid (73)                         Trustee and Director of certain
c/o Lumelite Plastics Corporation        investment companies in the
85 Charles Colman Blvd.                  JPMorgan Funds complex managed by
Pawling, NY 12564                        J.P. Morgan Investment Management
                                         Inc.

Morgan Stanley Government Income Trust
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Interested Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Charles A. Fiumefreddo (72)            Chairman of  Since July      Chairman and Director or             197
c/o Morgan Stanley Trust               the Board    1991            Trustee of the Retail Funds
Harborside Financial Center,           and Trustee                  (since July 1991) and the
Plaza Two,                                                          Institutional Funds (since
Jersey City, NJ 07311                                               July 2003); formerly Chief
                                                                    Executive Officer of the
                                                                    Retail Funds (until September
                                                                    2002).


James F. Higgins (57)                  Trustee      Since June      Director or Trustee of the           197
c/o Morgan Stanley Trust                            2000            Retail Funds (since June 2000)
Harborside Financial Center,                                        and the Institutional Funds
Plaza Two,                                                          (since July 2003); Senior
Jersey City, NJ 07311                                               Advisor of Morgan Stanley
                                                                    (since August 2000); Director
                                                                    of the Distributor and Dean
                                                                    Witter Realty Inc.; previously
                                                                    President and Chief Operating
                                                                    Officer of the Private Client
                                                                    Group of Morgan Stanley (May
                                                                    1999-August 2000), and
                                                                    President and Chief Operating
                                                                    Officer of Individual
                                                                    Securities of Morgan Stanley
                                                                    (February 1997-May 1999).


      Name, Age and Address of
         Interested Trustee            Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Charles A. Fiumefreddo (72)            None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ 07311

James F. Higgins (57)                  Director of AXA Financial, Inc. and
c/o Morgan Stanley Trust               The Equitable Life Assurance
Harborside Financial Center,           Society of the United States
Plaza Two,                             (financial services).
Jersey City, NJ 07311

---------------------

  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds").
 ** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.
*** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Government Income Trust
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Ronald E. Robison (66)         President and    Since May 2003  President (since September 2005) and Principal Executive
1221 Avenue of the Americas    Principal                        Officer of funds in the Fund Complex (since May 2003);
New York, NY 10020             Executive                        Managing Director of Morgan Stanley & Co. Incorporated and
                               Officer                          Morgan Stanley; Managing Director and Director of Morgan
                                                                Stanley Investment Management Inc., Morgan Stanley
                                                                Distribution Inc. and Morgan Stanley Distributors Inc.;
                                                                Managing Director, Chief Administrative Officer and Director
                                                                of Morgan Stanley Investment Advisors Inc. and Morgan
                                                                Stanley Services Company Inc.; Chief Executive Officer and
                                                                Director of Morgan Stanley Trust; Director of Morgan Stanley
                                                                SICAV (since May 2004); President (since September 2005) and
                                                                Principal Executive Officer (since May 2003) of the Van
                                                                Kampen Funds; previously, Executive Vice President (July
                                                                2003-September 2005) of funds in the Fund Complex and the
                                                                Van Kampen Funds. He was also previously President and
                                                                Director of the Institutional Funds (March 2001-July 2003),
                                                                Chief Global Operations Officer of Morgan Stanley Investment
                                                                Management Inc. and Chief Executive Officer and Chairman of
                                                                Van Kampen Investor Services.

Joseph J. McAlinden (62)       Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                     1995            Investment Adviser and Morgan Stanley Investment Management
New York, NY 10020                                              Inc.; Chief Investment Officer of the Van Kampen Funds; Vice
                                                                President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).

Barry Fink (50)                Vice President   Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                     1997            (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                              Management; Managing Director (since December 2000),
                                                                Secretary (since February 1997) and Director of the
                                                                Investment Adviser and the Administrator; Vice President of
                                                                the Retail Funds; Assistant Secretary of Morgan Stanley DW;
                                                                Vice President of the Institutional Funds (since July 2003);
                                                                Managing Director, Secretary and Director of the
                                                                Distributor; previously Secretary (February 1997-July 2003)
                                                                and General Counsel (February 1997-April 2004) of the Retail
                                                                Funds; Vice President and Assistant General Counsel of the
                                                                Investment Adviser and the Administrator (February
                                                                1997-December 2001).

Amy R. Doberman (43)           Vice President   Since July      Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                     2004            Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                              Management Inc. and the Investment Adviser, Vice President
                                                                of the Institutional and Retail Funds (since July 2004);
                                                                Vice President of the Van Kampen Funds (since August 2004);
                                                                previously, Managing Director and General
                                                                Counsel -- Americas, UBS Global Asset Management (July
                                                                2000-July 2004) and General Counsel, Aeltus Investment
                                                                Management, Inc. (January 1997-July 2000).

Carsten Otto (41)              Chief            Since October   Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas    Compliance       2004            Morgan Stanley Investment Management (since October 2004);
New York, NY 10020             Officer                          Executive Director of the Investment Adviser and Morgan
                                                                Stanley Investment Management Inc.; formerly Assistant
                                                                Secretary and Assistant General Counsel of the Morgan
                                                                Stanley Retail Funds.

Stefanie V. Chang (38)         Vice President   Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                              Adviser; Vice President of the Institutional Funds (since
                                                                December 1997) and the Retail Funds (since July 2003);
                                                                formerly practiced law with the New York law firm of Rogers
                                                                & Wells (now Clifford Chance US LLP).

Morgan Stanley Government Income Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Francis J. Smith (40)          Treasurer and    Treasurer       Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust       Chief Financial  since July      Administration (since December 2001); previously, Vice
Harborside Financial Center,   Officer          2003 and Chief  President of the Retail Funds (September 2002-July 2003);
Plaza Two,                                      Financial       Vice President of the Investment Adviser and the
Jersey City, NJ 07311                           Officer since   Administrator (August 2000- November 2001).
                                                September 2002

Thomas F. Caloia (59)          Vice President   Since July      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                        2003            Treasurer of the Investment Adviser, the Distributor and the
Harborside Financial Center,                                    Administrator; previously Treasurer of the Retail Funds
Plaza Two,                                                      (April 1989-July 2003); formerly First Vice President of the
Jersey City, NJ 07311                                           Investment Adviser, the Distributor and the Administrator.

Mary E. Mullin (38)            Secretary        Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                              Adviser; Secretary of the Institutional Funds (since June
                                                                1999) and the Retail Funds (since July 2003); formerly
                                                                practiced law with the New York law firms of McDermott, Will
                                                                & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

---------------------

 * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Trust's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on January 7, 2005.

The Trust's Principal Executive Officer and Principal Financial Officer Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Trust's N-CSR and are available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                      2005 FEDERAL TAX NOTICE (UNAUDITED)

         Of the Trust's ordinary dividends paid during the fiscal year ended September 30, 2005, 57.63% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Government Income
Trust

Annual Report
September 30, 2005

[MORGAN STANLEY LOGO]

38532RPT-RA05-00926P-Y09/05

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Trust's Code of Ethics is attached hereto as Exhibit A.

         (2)      Not applicable.

         (3)      Not applicable.



Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2005
                                     REGISTRANT       COVERED ENTITIES(1)
AUDIT FEES .....................      $31,617           N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES ...      $   540(2)      $  (2)
          TAX FEES .............      $ 6,692(3)      $  (4)
          ALL OTHER FEES .......      $    --         $  --
TOTAL NON-AUDIT FEES ...........      $ 7,232         $

TOTAL ..........................      $38,849         $

2004
                                     REGISTRANT      COVERED ENTITIES(1)
AUDIT FEES .......................   $   30,116      N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES .....   $      452(2)   $5,067,400(2)
          TAX FEES ...............   $    4,455(3)   $  545,053(4)
          ALL OTHER FEES .........   $       --      $       --(5)
TOTAL NON-AUDIT FEES .............   $    4,907      $5,612,453

TOTAL ............................   $   35,023      $5,612,453

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

              (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

              (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

              (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)


1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------------------------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP


(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.


Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.


Item 6.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

Period                           (a) Total       (b) Average Price    (c) Total Number of   (d) Maximum Number
                                 Number of       Paid per Share (or   Shares (or Units)     (or Approximate
                                 Shares (or      Unit)                Purchased as Part     Dollar Value) of
                                 Units)                               of Publicly           Shares (or Units)
                                 Purchased                            Announced Plans or    that May Yet Be
                                                                      Programs              Purchased Under the
                                                                                            Plans or Programs
October 1, 2004 ---              78,500          $8.9709
October 31, 2004                                                              N/A                   N/A
November 1, 2004 ---             95,300          $8.8705
November 30, 2004                                                             N/A                   N/A
December 1, 2004 ---             109,900         $8.8442
December 31, 2004                                                             N/A                   N/A
January 1, 2005 ---              98,300          $8.8932
January 31, 2005                                                              N/A                   N/A
February 1, 2005 ---             116,200         $9.0472
February 28, 2005                                                             N/A                   N/A
March 1, 2005---                 111,500         $8.8581
March 31, 2005                                                                N/A                   N/A
April 1, 2005 ---                114,800         $8.8759
April 30, 2005                                                                N/A                   N/A
May 1, 2005 ---                  94,718          $8.9483
May 31, 2005                                                                  N/A                   N/A
June 1, 2005 ---                 85,900          $9.0023
June 30, 2005                                                                 N/A                   N/A
July 1, 2005 ---                 68,900          $8.9842
July 31, 2005                                                                 N/A                   N/A
August 1, 2005---                68,500          $8.9579
August 31, 2005                                                               N/A                   N/A
September 1, 2005 ---            76,100          $8.9747
September 30, 2005                                                            N/A                   N/A
                                 ---------       -------                      ---                   ---
Total                            1,118,618       $8.9356                      N/A                   N/A
                                 ---------       -------                      ---                   ---

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Government Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2005